UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Diversified Stock Fund
Class A

June 30, 2010

1.818358.105

DESIN-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 0.2%
Toyota Motor Corp. sponsored ADR	45,000	$ 3,085,650
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	65,000	2,760,550
DeVry, Inc.	115,000	6,036,350
		8,796,900
Hotels, Restaurants & Leisure - 1.0%
International Game Technology	225,000	3,532,500
McCormick & Schmick's Seafood Restaurants (a)(e)	825,467	6,157,984
Ruth's Hospitality Group, Inc. (a)	1,000,000	4,180,000
		13,870,484
Media - 2.6%
Comcast Corp. Class A	1,500,000	26,055,000
DIRECTV (a)	200,000	6,784,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,125,000	4,725,000
		37,564,000
Multiline Retail - 0.9%
Big Lots, Inc. (a)	50,000	1,604,500
Macy's, Inc.	250,000	4,475,000
Target Corp.	150,000	7,375,500
		13,455,000
Specialty Retail - 1.3%
Best Buy Co., Inc.	175,000	5,925,500
GameStop Corp. Class A (a)	200,000	3,758,000
Lowe's Companies, Inc.	450,000	9,189,000
		18,872,500
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	125,000	3,007,500
Liz Claiborne, Inc. (a)(d)	500,000	2,110,000
Ports Design Ltd.	1,000,000	2,543,561
		7,661,061
TOTAL CONSUMER DISCRETIONARY		103,305,595
CONSUMER STAPLES - 8.1%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	100,000	4,807,931
Molson Coors Brewing Co. Class B	125,000	5,295,000
PepsiCo, Inc.	300,000	18,285,000
The Coca-Cola Co.	400,000	20,048,000
		48,435,931
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	250,000	7,330,000
Wal-Mart Stores, Inc.	400,000	19,228,000
		26,558,000

	Shares	Value
Food Products - 0.8%
Archer Daniels Midland Co.	250,000	$ 6,455,000
The J.M. Smucker Co.	75,000	4,516,500
		10,971,500
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	125,000	7,912,500
Philip Morris International, Inc.	525,000	24,066,000
		31,978,500
TOTAL CONSUMER STAPLES		117,943,931
ENERGY - 12.3%
Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.	50,000	1,826,000
Noble Corp.	125,000	3,863,750
North American Energy Partners, Inc. (a)	825,000	7,284,753
Weatherford International Ltd. (a)	700,000	9,198,000
		22,172,503
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	100,000	3,609,000
Chevron Corp.	550,000	37,323,000
EXCO Resources, Inc.	275,000	4,017,750
Exxon Mobil Corp.	1,125,000	64,203,751
Marathon Oil Corp.	200,000	6,218,000
Occidental Petroleum Corp.	175,000	13,501,250
Penn West Energy Trust	200,000	3,813,818
PetroBakken Energy Ltd. Class A	100,000	1,989,573
Plains Exploration & Production Co. (a)	200,000	4,122,000
Southwestern Energy Co. (a)	100,000	3,864,000
Suncor Energy, Inc.	400,000	11,772,110
Ultra Petroleum Corp. (a)	70,000	3,097,500
		157,531,752
TOTAL ENERGY		179,704,255
FINANCIALS - 20.2%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	135,000	17,721,450
Janus Capital Group, Inc.	300,000	2,664,000
Morgan Stanley	600,000	13,926,000
		34,311,450
Commercial Banks - 6.1%
Alliance Financial Corp.	175,000	4,865,000
Banco Santander SA	375,000	3,932,160
BB&T Corp.	150,000	3,946,500
Intesa Sanpaolo SpA	500,000	1,316,795
M&T Bank Corp. (d)	50,000	4,247,500
PNC Financial Services Group, Inc.	50,000	2,825,000
Regions Financial Corp.	1,000,000	6,580,000
Standard Chartered PLC (United Kingdom)	75,000	1,825,731
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Susquehanna Bancshares, Inc., Pennsylvania	250,000	$ 2,082,500
Wells Fargo & Co.	2,225,000	56,960,000
		88,581,186
Diversified Financial Services - 8.7%
Bank of America Corp.	3,250,000	46,702,500
Citigroup, Inc. (a)	3,000,000	11,280,000
JPMorgan Chase & Co.	1,500,000	54,915,000
KKR Financial Holdings LLC	1,900,000	14,174,000
		127,071,500
Insurance - 2.1%
ACE Ltd.	100,000	5,148,000
Allstate Corp.	275,000	7,900,750
Genworth Financial, Inc. Class A (a)	175,000	2,287,250
RenaissanceRe Holdings Ltd.	160,000	9,003,200
The Chubb Corp.	125,000	6,251,250
		30,590,450
Thrifts & Mortgage Finance - 0.9%
First Niagara Financial Group, Inc.	125,000	1,566,250
Radian Group, Inc.	1,600,000	11,584,000
		13,150,250
TOTAL FINANCIALS		293,704,836
HEALTH CARE - 13.2%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	150,000	2,253,000
Amgen, Inc. (a)	210,000	11,046,000
PDL BioPharma, Inc.	500,000	2,810,000
SIGA Technologies, Inc. (a)(d)	275,000	2,117,500
		18,226,500
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	200,000	8,128,000
Gen-Probe, Inc. (a)	25,000	1,135,500
Medtronic, Inc.	275,000	9,974,250
		19,237,750
Health Care Providers & Services - 2.3%
Express Scripts, Inc. (a)	75,000	3,526,500
LCA-Vision, Inc. (a)	650,000	3,601,000
McKesson Corp.	150,000	10,074,000
Quest Diagnostics, Inc.	100,000	4,977,000
UnitedHealth Group, Inc.	275,000	7,810,000
WellPoint, Inc. (a)	75,000	3,669,750
		33,658,250
Health Care Technology - 0.2%
MedAssets, Inc. (a)	150,000	3,462,000
Pharmaceuticals - 8.1%
Elan Corp. PLC sponsored ADR (a)	300,000	1,350,000
Johnson & Johnson	750,000	44,295,000

	Shares	Value
Merck & Co., Inc.	875,000	$ 30,598,750
Pfizer, Inc.	2,900,000	41,354,000
		117,597,750
TOTAL HEALTH CARE		192,182,250
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	500,000	19,515,000
Precision Castparts Corp.	55,000	5,660,600
		25,175,600
Airlines - 0.2%
Delta Air Lines, Inc. (a)	250,000	2,937,500
Building Products - 0.3%
Masco Corp.	250,000	2,690,000
Owens Corning (a)	50,000	1,495,500
		4,185,500
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	75,000	2,409,750
Iron Mountain, Inc.	125,000	2,807,500
Ritchie Brothers Auctioneers, Inc. (d)	125,000	2,277,500
Standard Parking Corp. (a)	250,000	3,957,500
		11,452,250
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	275,000	5,678,750
Machinery - 1.0%
AGCO Corp. (a)	100,000	2,697,000
Douglas Dynamics, Inc.	75,000	862,500
Ingersoll-Rand Co. Ltd.	325,000	11,209,250
		14,768,750
Road & Rail - 0.7%
CSX Corp.	200,000	9,926,000
TOTAL INDUSTRIALS		74,124,350
INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	1,650,000	35,161,500
Juniper Networks, Inc. (a)	350,000	7,987,000
Motorola, Inc. (a)	1,000,000	6,520,000
QUALCOMM, Inc.	100,000	3,284,000
		52,952,500
Computers & Peripherals - 2.7%
Apple, Inc. (a)	120,000	30,183,600
EMC Corp. (a)	500,000	9,150,000
		39,333,600
Electronic Equipment & Components - 3.2%
Acacia Research Corp. - Acacia Technologies (a)	375,000	5,336,250
Coretronic Corp.	2,250,000	3,286,940
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Corning, Inc.	2,150,000	$ 34,722,500
Fabrinet	247,400	2,647,180
		45,992,870
Internet Software & Services - 2.1%
eBay, Inc. (a)	650,000	12,746,500
Google, Inc. Class A (a)	35,000	15,573,250
Rackspace Hosting, Inc. (a)	125,000	2,292,500
		30,612,250
IT Services - 5.9%
Cognizant Technology Solutions Corp. Class A (a)	100,000	5,006,000
Fiserv, Inc. (a)	100,000	4,566,000
International Business Machines Corp.	275,000	33,957,000
MasterCard, Inc. Class A	175,000	34,917,750
Paychex, Inc.	300,000	7,791,000
		86,237,750
Semiconductors & Semiconductor Equipment - 6.7%
Altera Corp.	325,000	8,063,250
Applied Materials, Inc.	300,000	3,606,000
ASM International NV unit (a)	350,000	6,842,500
KLA-Tencor Corp.	375,000	10,455,000
Lam Research Corp. (a)	125,000	4,757,500
MEMC Electronic Materials, Inc. (a)	2,650,000	26,182,000
National Semiconductor Corp.	425,000	5,720,500
Samsung Electronics Co. Ltd.	10,000	6,265,551
Siliconware Precision Industries Co. Ltd. sponsored ADR	800,000	4,280,000
Taiwan Semiconductor Manufacturing Co. Ltd.	8,500,000	15,816,237
Teradyne, Inc. (a)	600,000	5,850,000
		97,838,538
Software - 3.1%
Autonomy Corp. PLC (a)	750,000	20,437,627
Nuance Communications, Inc. (a)	175,000	2,616,250
Oracle Corp.	750,000	16,095,000
Salesforce.com, Inc. (a)	70,000	6,007,400
		45,156,277
TOTAL INFORMATION TECHNOLOGY		398,123,785
MATERIALS - 1.6%
Chemicals - 1.0%
Ecolab, Inc.	200,000	8,982,000
The Mosaic Co.	150,000	5,847,000
		14,829,000

	Shares	Value
Metals & Mining - 0.6%
Gem Diamonds Ltd. (a)	500,000	$ 1,556,892
Nucor Corp.	200,000	7,656,000
		9,212,892
TOTAL MATERIALS		24,041,892
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	950,000	26,619,000
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	1,200,000	5,088,000
TOTAL TELECOMMUNICATION SERVICES		31,707,000
UTILITIES - 1.3%
Electric Utilities - 0.4%
Entergy Corp.	75,000	5,371,500
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	675,000	6,237,000
NRG Energy, Inc. (a)	325,000	6,893,250
		13,130,250
TOTAL UTILITIES		18,501,750
TOTAL COMMON STOCKS (Cost $1,658,202,408)		1,433,339,644
Nonconvertible Preferred Stocks - 1.4%

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.4%
Porsche Automobil Holding SE	325,000	13,914,373
Volkswagen AG	75,000	6,584,866
		20,499,239
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $24,164,300)		20,499,239
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,855)	$ 2,950,000	0
Money Market Funds - 0.4%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f) (Cost $6,183,900)	6,183,900	$ 6,183,900
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,688,669,463)	1,460,022,783
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(5,038,762)
NET ASSETS - 100%	$ 1,454,984,021
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,259
Fidelity Securities Lending Cash Central Fund	226,257
Total	$ 239,516
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 4,917,944	$ 1,916,837	$ 773,616	$ -	$ 6,157,984
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 123,804,834	$ 100,762,034	$ 23,042,800	$ -
Consumer Staples	117,943,931	113,136,000	4,807,931	-
Energy	179,704,255	179,704,255	-	-
Financials	293,704,836	286,630,150	7,074,686	-
Health Care	192,182,250	192,182,250	-	-
Industrials	74,124,350	74,124,350	-	-
Information Technology	398,123,785	352,317,430	45,806,355	-
Materials	24,041,892	22,485,000	1,556,892	-
Telecommunication Services	31,707,000	31,707,000	-	-
Utilities	18,501,750	18,501,750	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	6,183,900	6,183,900	-	-
Total Investments in Securities:	$ 1,460,022,783	$ 1,377,734,119	$ 82,288,664	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,708,931,878. Net unrealized depreciation aggregated $248,909,095, of which $56,774,286 related to appreciated investment securities and $305,683,381 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Diversified Stock Fund
Class O

June 30, 2010

1.804792.106

DESIO-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 0.2%
Toyota Motor Corp. sponsored ADR	45,000	$ 3,085,650
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	65,000	2,760,550
DeVry, Inc.	115,000	6,036,350
		8,796,900
Hotels, Restaurants & Leisure - 1.0%
International Game Technology	225,000	3,532,500
McCormick & Schmick's Seafood Restaurants (a)(e)	825,467	6,157,984
Ruth's Hospitality Group, Inc. (a)	1,000,000	4,180,000
		13,870,484
Media - 2.6%
Comcast Corp. Class A	1,500,000	26,055,000
DIRECTV (a)	200,000	6,784,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,125,000	4,725,000
		37,564,000
Multiline Retail - 0.9%
Big Lots, Inc. (a)	50,000	1,604,500
Macy's, Inc.	250,000	4,475,000
Target Corp.	150,000	7,375,500
		13,455,000
Specialty Retail - 1.3%
Best Buy Co., Inc.	175,000	5,925,500
GameStop Corp. Class A (a)	200,000	3,758,000
Lowe's Companies, Inc.	450,000	9,189,000
		18,872,500
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	125,000	3,007,500
Liz Claiborne, Inc. (a)(d)	500,000	2,110,000
Ports Design Ltd.	1,000,000	2,543,561
		7,661,061
TOTAL CONSUMER DISCRETIONARY		103,305,595
CONSUMER STAPLES - 8.1%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	100,000	4,807,931
Molson Coors Brewing Co. Class B	125,000	5,295,000
PepsiCo, Inc.	300,000	18,285,000
The Coca-Cola Co.	400,000	20,048,000
		48,435,931
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	250,000	7,330,000
Wal-Mart Stores, Inc.	400,000	19,228,000
		26,558,000

	Shares	Value
Food Products - 0.8%
Archer Daniels Midland Co.	250,000	$ 6,455,000
The J.M. Smucker Co.	75,000	4,516,500
		10,971,500
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	125,000	7,912,500
Philip Morris International, Inc.	525,000	24,066,000
		31,978,500
TOTAL CONSUMER STAPLES		117,943,931
ENERGY - 12.3%
Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.	50,000	1,826,000
Noble Corp.	125,000	3,863,750
North American Energy Partners, Inc. (a)	825,000	7,284,753
Weatherford International Ltd. (a)	700,000	9,198,000
		22,172,503
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	100,000	3,609,000
Chevron Corp.	550,000	37,323,000
EXCO Resources, Inc.	275,000	4,017,750
Exxon Mobil Corp.	1,125,000	64,203,751
Marathon Oil Corp.	200,000	6,218,000
Occidental Petroleum Corp.	175,000	13,501,250
Penn West Energy Trust	200,000	3,813,818
PetroBakken Energy Ltd. Class A	100,000	1,989,573
Plains Exploration & Production Co. (a)	200,000	4,122,000
Southwestern Energy Co. (a)	100,000	3,864,000
Suncor Energy, Inc.	400,000	11,772,110
Ultra Petroleum Corp. (a)	70,000	3,097,500
		157,531,752
TOTAL ENERGY		179,704,255
FINANCIALS - 20.2%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	135,000	17,721,450
Janus Capital Group, Inc.	300,000	2,664,000
Morgan Stanley	600,000	13,926,000
		34,311,450
Commercial Banks - 6.1%
Alliance Financial Corp.	175,000	4,865,000
Banco Santander SA	375,000	3,932,160
BB&T Corp.	150,000	3,946,500
Intesa Sanpaolo SpA	500,000	1,316,795
M&T Bank Corp. (d)	50,000	4,247,500
PNC Financial Services Group, Inc.	50,000	2,825,000
Regions Financial Corp.	1,000,000	6,580,000
Standard Chartered PLC (United Kingdom)	75,000	1,825,731
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Susquehanna Bancshares, Inc., Pennsylvania	250,000	$ 2,082,500
Wells Fargo & Co.	2,225,000	56,960,000
		88,581,186
Diversified Financial Services - 8.7%
Bank of America Corp.	3,250,000	46,702,500
Citigroup, Inc. (a)	3,000,000	11,280,000
JPMorgan Chase & Co.	1,500,000	54,915,000
KKR Financial Holdings LLC	1,900,000	14,174,000
		127,071,500
Insurance - 2.1%
ACE Ltd.	100,000	5,148,000
Allstate Corp.	275,000	7,900,750
Genworth Financial, Inc. Class A (a)	175,000	2,287,250
RenaissanceRe Holdings Ltd.	160,000	9,003,200
The Chubb Corp.	125,000	6,251,250
		30,590,450
Thrifts & Mortgage Finance - 0.9%
First Niagara Financial Group, Inc.	125,000	1,566,250
Radian Group, Inc.	1,600,000	11,584,000
		13,150,250
TOTAL FINANCIALS		293,704,836
HEALTH CARE - 13.2%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	150,000	2,253,000
Amgen, Inc. (a)	210,000	11,046,000
PDL BioPharma, Inc.	500,000	2,810,000
SIGA Technologies, Inc. (a)(d)	275,000	2,117,500
		18,226,500
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	200,000	8,128,000
Gen-Probe, Inc. (a)	25,000	1,135,500
Medtronic, Inc.	275,000	9,974,250
		19,237,750
Health Care Providers & Services - 2.3%
Express Scripts, Inc. (a)	75,000	3,526,500
LCA-Vision, Inc. (a)	650,000	3,601,000
McKesson Corp.	150,000	10,074,000
Quest Diagnostics, Inc.	100,000	4,977,000
UnitedHealth Group, Inc.	275,000	7,810,000
WellPoint, Inc. (a)	75,000	3,669,750
		33,658,250
Health Care Technology - 0.2%
MedAssets, Inc. (a)	150,000	3,462,000
Pharmaceuticals - 8.1%
Elan Corp. PLC sponsored ADR (a)	300,000	1,350,000
Johnson & Johnson	750,000	44,295,000

	Shares	Value
Merck & Co., Inc.	875,000	$ 30,598,750
Pfizer, Inc.	2,900,000	41,354,000
		117,597,750
TOTAL HEALTH CARE		192,182,250
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	500,000	19,515,000
Precision Castparts Corp.	55,000	5,660,600
		25,175,600
Airlines - 0.2%
Delta Air Lines, Inc. (a)	250,000	2,937,500
Building Products - 0.3%
Masco Corp.	250,000	2,690,000
Owens Corning (a)	50,000	1,495,500
		4,185,500
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	75,000	2,409,750
Iron Mountain, Inc.	125,000	2,807,500
Ritchie Brothers Auctioneers, Inc. (d)	125,000	2,277,500
Standard Parking Corp. (a)	250,000	3,957,500
		11,452,250
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	275,000	5,678,750
Machinery - 1.0%
AGCO Corp. (a)	100,000	2,697,000
Douglas Dynamics, Inc.	75,000	862,500
Ingersoll-Rand Co. Ltd.	325,000	11,209,250
		14,768,750
Road & Rail - 0.7%
CSX Corp.	200,000	9,926,000
TOTAL INDUSTRIALS		74,124,350
INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	1,650,000	35,161,500
Juniper Networks, Inc. (a)	350,000	7,987,000
Motorola, Inc. (a)	1,000,000	6,520,000
QUALCOMM, Inc.	100,000	3,284,000
		52,952,500
Computers & Peripherals - 2.7%
Apple, Inc. (a)	120,000	30,183,600
EMC Corp. (a)	500,000	9,150,000
		39,333,600
Electronic Equipment & Components - 3.2%
Acacia Research Corp. - Acacia Technologies (a)	375,000	5,336,250
Coretronic Corp.	2,250,000	3,286,940
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Corning, Inc.	2,150,000	$ 34,722,500
Fabrinet	247,400	2,647,180
		45,992,870
Internet Software & Services - 2.1%
eBay, Inc. (a)	650,000	12,746,500
Google, Inc. Class A (a)	35,000	15,573,250
Rackspace Hosting, Inc. (a)	125,000	2,292,500
		30,612,250
IT Services - 5.9%
Cognizant Technology Solutions Corp. Class A (a)	100,000	5,006,000
Fiserv, Inc. (a)	100,000	4,566,000
International Business Machines Corp.	275,000	33,957,000
MasterCard, Inc. Class A	175,000	34,917,750
Paychex, Inc.	300,000	7,791,000
		86,237,750
Semiconductors & Semiconductor Equipment - 6.7%
Altera Corp.	325,000	8,063,250
Applied Materials, Inc.	300,000	3,606,000
ASM International NV unit (a)	350,000	6,842,500
KLA-Tencor Corp.	375,000	10,455,000
Lam Research Corp. (a)	125,000	4,757,500
MEMC Electronic Materials, Inc. (a)	2,650,000	26,182,000
National Semiconductor Corp.	425,000	5,720,500
Samsung Electronics Co. Ltd.	10,000	6,265,551
Siliconware Precision Industries Co. Ltd. sponsored ADR	800,000	4,280,000
Taiwan Semiconductor Manufacturing Co. Ltd.	8,500,000	15,816,237
Teradyne, Inc. (a)	600,000	5,850,000
		97,838,538
Software - 3.1%
Autonomy Corp. PLC (a)	750,000	20,437,627
Nuance Communications, Inc. (a)	175,000	2,616,250
Oracle Corp.	750,000	16,095,000
Salesforce.com, Inc. (a)	70,000	6,007,400
		45,156,277
TOTAL INFORMATION TECHNOLOGY		398,123,785
MATERIALS - 1.6%
Chemicals - 1.0%
Ecolab, Inc.	200,000	8,982,000
The Mosaic Co.	150,000	5,847,000
		14,829,000

	Shares	Value
Metals & Mining - 0.6%
Gem Diamonds Ltd. (a)	500,000	$ 1,556,892
Nucor Corp.	200,000	7,656,000
		9,212,892
TOTAL MATERIALS		24,041,892
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	950,000	26,619,000
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	1,200,000	5,088,000
TOTAL TELECOMMUNICATION SERVICES		31,707,000
UTILITIES - 1.3%
Electric Utilities - 0.4%
Entergy Corp.	75,000	5,371,500
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	675,000	6,237,000
NRG Energy, Inc. (a)	325,000	6,893,250
		13,130,250
TOTAL UTILITIES		18,501,750
TOTAL COMMON STOCKS (Cost $1,658,202,408)		1,433,339,644
Nonconvertible Preferred Stocks - 1.4%

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.4%
Porsche Automobil Holding SE	325,000	13,914,373
Volkswagen AG	75,000	6,584,866
		20,499,239
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $24,164,300)		20,499,239
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,855)	$ 2,950,000	0
Money Market Funds - 0.4%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f) (Cost $6,183,900)	6,183,900	$ 6,183,900
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,688,669,463)	1,460,022,783
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(5,038,762)
NET ASSETS - 100%	$ 1,454,984,021
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,259
Fidelity Securities Lending Cash Central Fund	226,257
Total	$ 239,516
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 4,917,944	$ 1,916,837	$ 773,616	$ -	$ 6,157,984
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 123,804,834	$ 100,762,034	$ 23,042,800	$ -
Consumer Staples	117,943,931	113,136,000	4,807,931	-
Energy	179,704,255	179,704,255	-	-
Financials	293,704,836	286,630,150	7,074,686	-
Health Care	192,182,250	192,182,250	-	-
Industrials	74,124,350	74,124,350	-	-
Information Technology	398,123,785	352,317,430	45,806,355	-
Materials	24,041,892	22,485,000	1,556,892	-
Telecommunication Services	31,707,000	31,707,000	-	-
Utilities	18,501,750	18,501,750	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	6,183,900	6,183,900	-	-
Total Investments in Securities:	$ 1,460,022,783	$ 1,377,734,119	$ 82,288,664	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,708,931,878. Net unrealized depreciation aggregated $248,909,095, of which $56,774,286 related to appreciated investment securities and $305,683,381 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Diversified Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.833433.104

ADESI-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 0.2%
Toyota Motor Corp. sponsored ADR	45,000	$ 3,085,650
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	65,000	2,760,550
DeVry, Inc.	115,000	6,036,350
		8,796,900
Hotels, Restaurants & Leisure - 1.0%
International Game Technology	225,000	3,532,500
McCormick & Schmick's Seafood Restaurants (a)(e)	825,467	6,157,984
Ruth's Hospitality Group, Inc. (a)	1,000,000	4,180,000
		13,870,484
Media - 2.6%
Comcast Corp. Class A	1,500,000	26,055,000
DIRECTV (a)	200,000	6,784,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,125,000	4,725,000
		37,564,000
Multiline Retail - 0.9%
Big Lots, Inc. (a)	50,000	1,604,500
Macy's, Inc.	250,000	4,475,000
Target Corp.	150,000	7,375,500
		13,455,000
Specialty Retail - 1.3%
Best Buy Co., Inc.	175,000	5,925,500
GameStop Corp. Class A (a)	200,000	3,758,000
Lowe's Companies, Inc.	450,000	9,189,000
		18,872,500
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	125,000	3,007,500
Liz Claiborne, Inc. (a)(d)	500,000	2,110,000
Ports Design Ltd.	1,000,000	2,543,561
		7,661,061
TOTAL CONSUMER DISCRETIONARY		103,305,595
CONSUMER STAPLES - 8.1%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	100,000	4,807,931
Molson Coors Brewing Co. Class B	125,000	5,295,000
PepsiCo, Inc.	300,000	18,285,000
The Coca-Cola Co.	400,000	20,048,000
		48,435,931
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	250,000	7,330,000
Wal-Mart Stores, Inc.	400,000	19,228,000
		26,558,000

	Shares	Value
Food Products - 0.8%
Archer Daniels Midland Co.	250,000	$ 6,455,000
The J.M. Smucker Co.	75,000	4,516,500
		10,971,500
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	125,000	7,912,500
Philip Morris International, Inc.	525,000	24,066,000
		31,978,500
TOTAL CONSUMER STAPLES		117,943,931
ENERGY - 12.3%
Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.	50,000	1,826,000
Noble Corp.	125,000	3,863,750
North American Energy Partners, Inc. (a)	825,000	7,284,753
Weatherford International Ltd. (a)	700,000	9,198,000
		22,172,503
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	100,000	3,609,000
Chevron Corp.	550,000	37,323,000
EXCO Resources, Inc.	275,000	4,017,750
Exxon Mobil Corp.	1,125,000	64,203,751
Marathon Oil Corp.	200,000	6,218,000
Occidental Petroleum Corp.	175,000	13,501,250
Penn West Energy Trust	200,000	3,813,818
PetroBakken Energy Ltd. Class A	100,000	1,989,573
Plains Exploration & Production Co. (a)	200,000	4,122,000
Southwestern Energy Co. (a)	100,000	3,864,000
Suncor Energy, Inc.	400,000	11,772,110
Ultra Petroleum Corp. (a)	70,000	3,097,500
		157,531,752
TOTAL ENERGY		179,704,255
FINANCIALS - 20.2%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	135,000	17,721,450
Janus Capital Group, Inc.	300,000	2,664,000
Morgan Stanley	600,000	13,926,000
		34,311,450
Commercial Banks - 6.1%
Alliance Financial Corp.	175,000	4,865,000
Banco Santander SA	375,000	3,932,160
BB&T Corp.	150,000	3,946,500
Intesa Sanpaolo SpA	500,000	1,316,795
M&T Bank Corp. (d)	50,000	4,247,500
PNC Financial Services Group, Inc.	50,000	2,825,000
Regions Financial Corp.	1,000,000	6,580,000
Standard Chartered PLC (United Kingdom)	75,000	1,825,731
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Susquehanna Bancshares, Inc., Pennsylvania	250,000	$ 2,082,500
Wells Fargo & Co.	2,225,000	56,960,000
		88,581,186
Diversified Financial Services - 8.7%
Bank of America Corp.	3,250,000	46,702,500
Citigroup, Inc. (a)	3,000,000	11,280,000
JPMorgan Chase & Co.	1,500,000	54,915,000
KKR Financial Holdings LLC	1,900,000	14,174,000
		127,071,500
Insurance - 2.1%
ACE Ltd.	100,000	5,148,000
Allstate Corp.	275,000	7,900,750
Genworth Financial, Inc. Class A (a)	175,000	2,287,250
RenaissanceRe Holdings Ltd.	160,000	9,003,200
The Chubb Corp.	125,000	6,251,250
		30,590,450
Thrifts & Mortgage Finance - 0.9%
First Niagara Financial Group, Inc.	125,000	1,566,250
Radian Group, Inc.	1,600,000	11,584,000
		13,150,250
TOTAL FINANCIALS		293,704,836
HEALTH CARE - 13.2%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	150,000	2,253,000
Amgen, Inc. (a)	210,000	11,046,000
PDL BioPharma, Inc.	500,000	2,810,000
SIGA Technologies, Inc. (a)(d)	275,000	2,117,500
		18,226,500
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	200,000	8,128,000
Gen-Probe, Inc. (a)	25,000	1,135,500
Medtronic, Inc.	275,000	9,974,250
		19,237,750
Health Care Providers & Services - 2.3%
Express Scripts, Inc. (a)	75,000	3,526,500
LCA-Vision, Inc. (a)	650,000	3,601,000
McKesson Corp.	150,000	10,074,000
Quest Diagnostics, Inc.	100,000	4,977,000
UnitedHealth Group, Inc.	275,000	7,810,000
WellPoint, Inc. (a)	75,000	3,669,750
		33,658,250
Health Care Technology - 0.2%
MedAssets, Inc. (a)	150,000	3,462,000
Pharmaceuticals - 8.1%
Elan Corp. PLC sponsored ADR (a)	300,000	1,350,000
Johnson & Johnson	750,000	44,295,000

	Shares	Value
Merck & Co., Inc.	875,000	$ 30,598,750
Pfizer, Inc.	2,900,000	41,354,000
		117,597,750
TOTAL HEALTH CARE		192,182,250
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	500,000	19,515,000
Precision Castparts Corp.	55,000	5,660,600
		25,175,600
Airlines - 0.2%
Delta Air Lines, Inc. (a)	250,000	2,937,500
Building Products - 0.3%
Masco Corp.	250,000	2,690,000
Owens Corning (a)	50,000	1,495,500
		4,185,500
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	75,000	2,409,750
Iron Mountain, Inc.	125,000	2,807,500
Ritchie Brothers Auctioneers, Inc. (d)	125,000	2,277,500
Standard Parking Corp. (a)	250,000	3,957,500
		11,452,250
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	275,000	5,678,750
Machinery - 1.0%
AGCO Corp. (a)	100,000	2,697,000
Douglas Dynamics, Inc.	75,000	862,500
Ingersoll-Rand Co. Ltd.	325,000	11,209,250
		14,768,750
Road & Rail - 0.7%
CSX Corp.	200,000	9,926,000
TOTAL INDUSTRIALS		74,124,350
INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	1,650,000	35,161,500
Juniper Networks, Inc. (a)	350,000	7,987,000
Motorola, Inc. (a)	1,000,000	6,520,000
QUALCOMM, Inc.	100,000	3,284,000
		52,952,500
Computers & Peripherals - 2.7%
Apple, Inc. (a)	120,000	30,183,600
EMC Corp. (a)	500,000	9,150,000
		39,333,600
Electronic Equipment & Components - 3.2%
Acacia Research Corp. - Acacia Technologies (a)	375,000	5,336,250
Coretronic Corp.	2,250,000	3,286,940
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Corning, Inc.	2,150,000	$ 34,722,500
Fabrinet	247,400	2,647,180
		45,992,870
Internet Software & Services - 2.1%
eBay, Inc. (a)	650,000	12,746,500
Google, Inc. Class A (a)	35,000	15,573,250
Rackspace Hosting, Inc. (a)	125,000	2,292,500
		30,612,250
IT Services - 5.9%
Cognizant Technology Solutions Corp. Class A (a)	100,000	5,006,000
Fiserv, Inc. (a)	100,000	4,566,000
International Business Machines Corp.	275,000	33,957,000
MasterCard, Inc. Class A	175,000	34,917,750
Paychex, Inc.	300,000	7,791,000
		86,237,750
Semiconductors & Semiconductor Equipment - 6.7%
Altera Corp.	325,000	8,063,250
Applied Materials, Inc.	300,000	3,606,000
ASM International NV unit (a)	350,000	6,842,500
KLA-Tencor Corp.	375,000	10,455,000
Lam Research Corp. (a)	125,000	4,757,500
MEMC Electronic Materials, Inc. (a)	2,650,000	26,182,000
National Semiconductor Corp.	425,000	5,720,500
Samsung Electronics Co. Ltd.	10,000	6,265,551
Siliconware Precision Industries Co. Ltd. sponsored ADR	800,000	4,280,000
Taiwan Semiconductor Manufacturing Co. Ltd.	8,500,000	15,816,237
Teradyne, Inc. (a)	600,000	5,850,000
		97,838,538
Software - 3.1%
Autonomy Corp. PLC (a)	750,000	20,437,627
Nuance Communications, Inc. (a)	175,000	2,616,250
Oracle Corp.	750,000	16,095,000
Salesforce.com, Inc. (a)	70,000	6,007,400
		45,156,277
TOTAL INFORMATION TECHNOLOGY		398,123,785
MATERIALS - 1.6%
Chemicals - 1.0%
Ecolab, Inc.	200,000	8,982,000
The Mosaic Co.	150,000	5,847,000
		14,829,000

	Shares	Value
Metals & Mining - 0.6%
Gem Diamonds Ltd. (a)	500,000	$ 1,556,892
Nucor Corp.	200,000	7,656,000
		9,212,892
TOTAL MATERIALS		24,041,892
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	950,000	26,619,000
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	1,200,000	5,088,000
TOTAL TELECOMMUNICATION SERVICES		31,707,000
UTILITIES - 1.3%
Electric Utilities - 0.4%
Entergy Corp.	75,000	5,371,500
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	675,000	6,237,000
NRG Energy, Inc. (a)	325,000	6,893,250
		13,130,250
TOTAL UTILITIES		18,501,750
TOTAL COMMON STOCKS (Cost $1,658,202,408)		1,433,339,644
Nonconvertible Preferred Stocks - 1.4%

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.4%
Porsche Automobil Holding SE	325,000	13,914,373
Volkswagen AG	75,000	6,584,866
		20,499,239
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $24,164,300)		20,499,239
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,855)	$ 2,950,000	0
Money Market Funds - 0.4%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f) (Cost $6,183,900)	6,183,900	$ 6,183,900
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,688,669,463)	1,460,022,783
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(5,038,762)
NET ASSETS - 100%	$ 1,454,984,021
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,259
Fidelity Securities Lending Cash Central Fund	226,257
Total	$ 239,516
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 4,917,944	$ 1,916,837	$ 773,616	$ -	$ 6,157,984
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 123,804,834	$ 100,762,034	$ 23,042,800	$ -
Consumer Staples	117,943,931	113,136,000	4,807,931	-
Energy	179,704,255	179,704,255	-	-
Financials	293,704,836	286,630,150	7,074,686	-
Health Care	192,182,250	192,182,250	-	-
Industrials	74,124,350	74,124,350	-	-
Information Technology	398,123,785	352,317,430	45,806,355	-
Materials	24,041,892	22,485,000	1,556,892	-
Telecommunication Services	31,707,000	31,707,000	-	-
Utilities	18,501,750	18,501,750	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	6,183,900	6,183,900	-	-
Total Investments in Securities:	$ 1,460,022,783	$ 1,377,734,119	$ 82,288,664	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,708,931,878. Net unrealized depreciation aggregated $248,909,095, of which $56,774,286 related to appreciated investment securities and $305,683,381 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Capital Development Fund
Class A

June 30, 2010

1.818363.105

DESIIN-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.3%
Johnson Controls, Inc.	50,000	$ 1,343,500
TRW Automotive Holdings Corp. (a)	280,200	7,725,114
		9,068,614
Automobiles - 0.3%
Ford Motor Co. (a)	800,000	8,064,000
Diversified Consumer Services - 0.3%
Steiner Leisure Ltd. (a)	136,050	5,229,762
Stewart Enterprises, Inc. Class A	425,300	2,300,873
		7,530,635
Hotels, Restaurants & Leisure - 2.2%
CEC Entertainment, Inc. (a)	220,500	7,774,830
Ctrip.com International Ltd. sponsored ADR (a)	648,816	24,369,529
O'Charleys, Inc. (a)	100,000	530,000
Rick's Cabaret International, Inc. (a)(c)	100,000	789,000
Starwood Hotels & Resorts Worldwide, Inc.	120,000	4,971,600
Talwalkars Better Value Fitness Ltd.	64,757	247,807
Wyndham Worldwide Corp.	1,004,390	20,228,415
		58,911,181
Household Durables - 0.2%
La-Z-Boy, Inc. (a)(c)	400,000	2,972,000
Pulte Group, Inc. (a)	180,500	1,494,540
		4,466,540
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,000,000	2,060,000
Amazon.com, Inc. (a)	175,100	19,131,426
		21,191,426
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	418,600	17,204,460
Media - 1.6%
DIRECTV (a)	100,000	3,392,000
Omnicom Group, Inc.	100,000	3,430,000
The Walt Disney Co.	450,000	14,175,000
Viacom, Inc. Class B (non-vtg.)	254,600	7,986,802
Virgin Media, Inc.	739,500	12,342,255
		41,326,057
Multiline Retail - 1.1%
Dollarama, Inc.	100,000	2,324,926
Dollarama, Inc. (d)	381,000	8,857,968
Macy's, Inc.	500,000	8,950,000
Maoye International Holdings Ltd.	10,648,000	3,829,172
Target Corp.	100,000	4,917,000
		28,879,066
Specialty Retail - 3.0%
Belle International Holdings Ltd.	12,528,000	17,773,856
Guess?, Inc.	100,000	3,124,000
Gymboree Corp. (a)	230,000	9,823,300

	Shares	Value
Hengdeli Holdings Ltd.	9,362,000	$ 4,035,748
L'Occitane Ltd.	70,000	150,509
Ross Stores, Inc.	372,785	19,865,713
TJX Companies, Inc.	577,600	24,230,320
		79,003,446
Textiles, Apparel & Luxury Goods - 3.8%
Anta Sports Products Ltd.	2,915,000	5,247,755
China Dongxiang Group Co. Ltd.	8,335,000	5,555,718
Iconix Brand Group, Inc. (a)	1,349,081	19,386,294
Phillips-Van Heusen Corp.	364,100	16,846,907
Polo Ralph Lauren Corp. Class A	209,500	15,285,120
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	85,000	3,104,200
Steven Madden Ltd. (a)	248,602	7,835,935
VF Corp.	134,753	9,591,719
Warnaco Group, Inc. (a)	474,600	17,152,044
		100,005,692
TOTAL CONSUMER DISCRETIONARY		375,651,117
CONSUMER STAPLES - 6.8%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	450,766	21,672,518
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	582
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	11,793,100
Dr Pepper Snapple Group, Inc.	400,000	14,956,000
Grupo Modelo SAB de CV Series C	552,400	2,728,671
		51,150,871
Food & Staples Retailing - 0.5%
Drogasil SA	18,300	349,633
Wal-Mart Stores, Inc.	241,500	11,608,905
		11,958,538
Food Products - 2.6%
Alliance Grain Traders, Inc.	134,100	3,804,255
Alliance Grain Traders, Inc. (d)	550,000	15,602,837
Ausnutria Dairy Hunan Co. Ltd. Class H	1,904,000	1,162,254
Campbell Soup Co.	50,000	1,791,500
Chiquita Brands International, Inc. (a)	100,238	1,217,892
Danone	24,700	1,324,118
Diamond Foods, Inc.	285,500	11,734,050
Dole Food Co., Inc.	468,100	4,882,283
Fresh Del Monte Produce, Inc. (a)	574,545	11,628,791
Ralcorp Holdings, Inc. (a)	232,601	12,746,535
TreeHouse Foods, Inc. (a)	74,000	3,378,840
		69,273,355
Household Products - 0.3%
Procter & Gamble Co.	150,000	8,997,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.5%
Herbalife Ltd.	483,530	$ 22,266,557
Nu Skin Enterprises, Inc. Class A	665,200	16,583,436
		38,849,993
TOTAL CONSUMER STAPLES		180,229,757
ENERGY - 12.7%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	128,834	5,355,629
Ensco International Ltd. ADR	615,200	24,165,056
Helmerich & Payne, Inc.	43,900	1,603,228
Nabors Industries Ltd. (a)	608,200	10,716,484
Noble Corp.	912,200	28,196,102
Patterson-UTI Energy, Inc.	257,700	3,316,599
Schlumberger Ltd.	40,000	2,213,600
		75,566,698
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	142,000	5,124,780
Apache Corp.	160,800	13,537,752
Berry Petroleum Co. Class A	100,000	2,572,000
Chevron Corp.	471,400	31,989,204
Cimarex Energy Co.	62,455	4,470,529
ConocoPhillips	111,600	5,478,444
CONSOL Energy, Inc.	50,000	1,688,000
Devon Energy Corp.	50,000	3,046,000
EXCO Resources, Inc.	81,800	1,195,098
Exxon Mobil Corp.	952,409	54,353,985
Falkland Oil & Gas Ltd. (a)	1,507,598	5,489,907
International Coal Group, Inc. (a)(c)	1,916,700	7,379,295
Marathon Oil Corp.	1,080,900	33,605,181
Massey Energy Co.	437,000	11,951,950
Occidental Petroleum Corp.	427,600	32,989,340
OPTI Canada, Inc. (a)	2,050,000	3,446,996
Range Resources Corp.	100,000	4,015,000
Southern Union Co.	511,800	11,187,948
Southwestern Energy Co. (a)	324,000	12,519,360
Suncor Energy, Inc.	312,400	9,194,018
Sunoco, Inc.	100,000	3,477,000
		258,711,787
TOTAL ENERGY		334,278,485
FINANCIALS - 17.6%
Capital Markets - 1.1%
3W Power Holdings SA (a)	1,175,600	8,057,033
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	804,231
Bank of New York Mellon Corp.	150,000	3,703,500
Evercore Partners, Inc. Class A	80,800	1,886,680

	Shares	Value
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	$ 465,394
Janus Capital Group, Inc.	589,077	5,231,004
Jefferies Group, Inc. (c)	400,000	8,432,000
		28,579,842
Commercial Banks - 4.6%
HDFC Bank Ltd.	84,785	3,483,444
Huntington Bancshares, Inc.	1,447,600	8,019,704
PNC Financial Services Group, Inc.	290,900	16,435,850
Regions Financial Corp.	1,750,300	11,516,974
SunTrust Banks, Inc.	400,000	9,320,000
SVB Financial Group (a)	170,000	7,009,100
Toronto-Dominion Bank	235,000	15,227,373
Wells Fargo & Co.	2,009,050	51,431,680
		122,444,125
Consumer Finance - 0.5%
Capital One Financial Corp.	250,000	10,075,000
Cardtronics, Inc. (a)	223,200	2,892,672
		12,967,672
Diversified Financial Services - 4.1%
Bank of America Corp.	1,654,200	23,770,854
Citigroup, Inc. (a)	6,395,000	24,045,200
JPMorgan Chase & Co.	1,361,100	49,829,871
NBH Holdings Corp. Class A (a)(d)	146,800	2,862,600
PICO Holdings, Inc. (a)	268,989	8,061,600
		108,570,125
Insurance - 4.5%
Alterra Capital Holdings Ltd.	191,736	3,600,802
Berkshire Hathaway, Inc. Class A (a)	66	7,920,000
Genworth Financial, Inc. Class A (a)	1,000,000	13,070,000
Lincoln National Corp.	383,400	9,312,786
Loews Corp.	261,200	8,700,572
MetLife, Inc.	470,000	17,747,200
Phoenix Group Holdings	3,453,805	32,969,391
Platinum Underwriters Holdings Ltd.	98,167	3,562,480
Protective Life Corp.	146,200	3,127,218
Prudential Financial, Inc.	300,000	16,098,000
Unum Group	73,300	1,590,610
		117,699,059
Real Estate Investment Trusts - 1.4%
CBL & Associates Properties, Inc.	1,044,258	12,990,570
Hersha Hospitality Trust	2,718,686	12,288,461
Sunstone Hotel Investors, Inc. (a)	545,000	5,411,850
Vornado Realty Trust	100,362	7,321,408
		38,012,289
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	1,057,400	14,391,214
Housing Development and Infrastructure Ltd. (a)	100,000	531,673
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Iguatemi Empresa de Shopping Centers SA	344,300	$ 6,015,597
Jones Lang LaSalle, Inc.	245,700	16,127,748
		37,066,232
TOTAL FINANCIALS		465,339,344
HEALTH CARE - 8.1%
Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	57,556	2,946,292
Amgen, Inc. (a)	200,000	10,520,000
AVEO Pharmaceuticals, Inc.	66,400	469,448
ImmunoGen, Inc. (a)	99,600	923,292
Micromet, Inc. (a)	394,692	2,462,878
Talecris Biotherapeutics Holdings Corp.	230,000	4,853,000
ZIOPHARM Oncology, Inc. (a)	300,000	954,000
		23,128,910
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	15,000	1,162,950
Cooper Companies, Inc.	280,000	11,141,200
Covidien PLC	266,100	10,691,898
Hospira, Inc. (a)	65,000	3,734,250
Symmetry Medical, Inc. (a)	250,000	2,635,000
		29,365,298
Health Care Providers & Services - 3.0%
Emergency Medical Services Corp. Class A (a)	113,400	5,560,002
Express Scripts, Inc. (a)	483,072	22,714,045
Futuremed Healthcare Income Fund	380,020	3,334,166
Hanger Orthopedic Group, Inc. (a)	1,379,914	24,783,255
Henry Schein, Inc. (a)	50,000	2,745,000
Humana, Inc. (a)	37,000	1,689,790
Medco Health Solutions, Inc. (a)	295,600	16,281,648
UnitedHealth Group, Inc.	90,000	2,556,000
		79,663,906
Health Care Technology - 0.5%
Cerner Corp. (a)	162,000	12,294,180
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	120,000	5,670,000
Thermo Fisher Scientific, Inc. (a)	160,000	7,848,000
		13,518,000
Pharmaceuticals - 2.1%
Allergan, Inc.	306,200	17,839,212
Biovail Corp.	570,000	10,981,823
Mylan, Inc. (a)(c)	100,000	1,704,000
Pfizer, Inc.	200,000	2,852,000
Sanofi-Aventis sponsored ADR	481,700	14,479,902

	Shares	Value
Shire PLC sponsored ADR	60,000	$ 3,682,800
Valeant Pharmaceuticals International (a)	100,000	5,229,000
		56,768,737
TOTAL HEALTH CARE		214,739,031
INDUSTRIALS - 13.5%
Aerospace & Defense - 4.5%
Esterline Technologies Corp. (a)	325,000	15,421,250
Goodrich Corp.	105,000	6,956,250
Honeywell International, Inc.	599,567	23,401,100
Precision Castparts Corp.	143,000	14,717,560
Raytheon Co.	251,937	12,191,231
The Boeing Co.	320,000	20,080,000
United Technologies Corp.	415,200	26,950,632
		119,718,023
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	200,000	11,378,000
Airlines - 0.1%
Hawaiian Holdings, Inc. (a)	200,000	1,034,000
Building Products - 0.3%
Owens Corning (a)	266,900	7,982,979
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	100,000	2,973,000
United Stationers, Inc. (a)	180,700	9,842,729
		12,815,729
Construction & Engineering - 0.9%
Fluor Corp.	292,200	12,418,500
Furmanite Corp. (a)	1,000,000	3,970,000
Jacobs Engineering Group, Inc. (a)	103,500	3,771,540
Orion Marine Group, Inc. (a)	179,300	2,546,060
Shaw Group, Inc. (a)	10,000	342,200
		23,048,300
Electrical Equipment - 0.5%
Deswell Industries, Inc.	100,000	370,000
Fushi Copperweld, Inc. (a)	203,500	1,664,630
Regal-Beloit Corp.	172,667	9,631,365
Sensata Technologies Holding BV	122,900	1,965,171
		13,631,166
Industrial Conglomerates - 1.0%
3M Co.	100,000	7,899,000
Carlisle Companies, Inc.	310,000	11,200,300
General Electric Co.	200,000	2,884,000
Textron, Inc.	259,000	4,395,230
		26,378,530
Machinery - 1.7%
Bucyrus International, Inc. Class A	379,500	18,007,275
Caterpillar, Inc.	69,500	4,174,865
Commercial Vehicle Group, Inc. (a)	383,176	3,912,227
Cummins, Inc.	30,000	1,953,900
Hardinge, Inc.	533,240	4,543,205
Ingersoll-Rand Co. Ltd.	230,000	7,932,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	39,410	$ 1,938,972
Wabash National Corp. (a)	270,000	1,919,700
		44,382,844
Marine - 0.0%
Navios Maritime Acquisition Corp. (a)	100,000	648,000
Road & Rail - 2.7%
Arkansas Best Corp.	200,000	4,150,000
CSX Corp.	383,400	19,028,142
Norfolk Southern Corp.	488,900	25,936,145
Union Pacific Corp.	317,600	22,076,376
		71,190,663
Trading Companies & Distributors - 0.9%
Finning International, Inc.	500,000	8,280,494
Interline Brands, Inc. (a)	335,008	5,792,288
WESCO International, Inc. (a)	285,000	9,595,950
		23,668,732
TOTAL INDUSTRIALS		355,876,966
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	1,460,300	31,118,993
DG FastChannel, Inc. (a)	300,000	9,774,000
DragonWave, Inc. (a)(c)	258,600	1,549,827
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	2,722,200	29,998,644
		72,441,464
Computers & Peripherals - 3.9%
Apple, Inc. (a)	209,300	52,645,229
Hewlett-Packard Co.	1,158,300	50,131,224
		102,776,453
Electronic Equipment & Components - 0.6%
Celestica, Inc. (sub. vtg.) (a)	545,100	4,403,607
Corning, Inc.	300,000	4,845,000
Jabil Circuit, Inc.	200,000	2,660,000
SYNNEX Corp. (a)	162,900	4,173,498
		16,082,105
Internet Software & Services - 2.3%
Baidu.com, Inc. sponsored ADR (a)	271,000	18,449,680
eBay, Inc. (a)	320,000	6,275,200
Equinix, Inc. (a)	7,500	609,150
Open Text Corp. (a)	341,600	12,835,470
Rackspace Hosting, Inc. (a)	250,000	4,585,000
Sina Corp. (a)	205,000	7,228,300
Tencent Holdings Ltd.	614,700	10,184,215
		60,167,015
IT Services - 1.9%
Acxiom Corp. (a)	640,000	9,401,600
Alliance Data Systems Corp. (a)(c)	200,750	11,948,640

	Shares	Value
Convergys Corp. (a)	250,000	$ 2,452,500
Fidelity National Information Services, Inc.	470,000	12,605,400
Hewitt Associates, Inc. Class A (a)	370,000	12,750,200
		49,158,340
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.	282,100	5,941,026
Intel Corp.	451,400	8,779,730
KLA-Tencor Corp.	100,000	2,788,000
		17,508,756
Software - 2.9%
Autodesk, Inc. (a)	350,000	8,526,000
BMC Software, Inc. (a)	285,000	9,869,550
Citrix Systems, Inc. (a)	402,000	16,976,460
Longtop Financial Technologies Ltd. ADR (a)	85,101	2,757,272
MICROS Systems, Inc. (a)	300,000	9,561,000
Microsoft Corp.	599,200	13,787,592
NCsoft Corp.	30,000	4,938,183
Solera Holdings, Inc.	245,000	8,869,000
Taleo Corp. Class A (a)	114,200	2,773,918
		78,058,975
TOTAL INFORMATION TECHNOLOGY		396,193,108
MATERIALS - 10.8%
Chemicals - 1.9%
Ashland, Inc.	155,000	7,195,100
CF Industries Holdings, Inc.	55,000	3,489,750
Dow Chemical Co.	144,100	3,418,052
Huntsman Corp.	500,000	4,335,000
LyondellBasell Industries NV:
Class A (a)	568,836	9,186,701
Class B (a)	520,812	8,411,114
Methanex Corp.	70,000	1,377,577
Neo Material Technologies, Inc. (a)	2,730,600	9,182,798
The Mosaic Co.	78,393	3,055,759
		49,651,851
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	220,000	5,819,000
Metals & Mining - 8.6%
Agnico-Eagle Mines Ltd. (Canada)	363,500	22,051,411
Alcoa, Inc.	305,000	3,068,300
Barrick Gold Corp.	877,300	39,820,709
BHP Billiton PLC	303,006	7,854,138
Carpenter Technology Corp.	378,200	12,416,306
Compass Minerals International, Inc.	150,000	10,542,000
Freeport-McMoRan Copper & Gold, Inc.	141,500	8,366,895
Kinross Gold Corp.	807,800	13,810,493
Lihir Gold Ltd.	1,266,844	4,554,618
Newcrest Mining Ltd.	804,768	23,464,995
Newmont Mining Corp.	552,100	34,086,654
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	76,500	$ 2,928,420
Pan American Silver Corp.	330,000	8,342,402
Randgold Resources Ltd. sponsored ADR	225,766	21,391,329
Sherritt International Corp. (c)	805,000	4,325,396
Silver Standard Resources, Inc. (a)	539,900	9,637,216
		226,661,282
Paper & Forest Products - 0.1%
Acadian Timber Corp. (c)	610,800	3,528,646
TOTAL MATERIALS		285,660,779
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
Global Crossing Ltd. (a)	106,861	1,129,521
Qwest Communications International, Inc.	2,203,000	11,565,750
Verizon Communications, Inc.	100,000	2,802,000
		15,497,271
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	1,587,000	6,728,880
TOTAL TELECOMMUNICATION SERVICES		22,226,151
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp.	319,422	4,679,532
TOTAL COMMON STOCKS (Cost $2,583,871,244)		2,634,874,270
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Commercial Banks - 0.0%
Oriental Financial Group, Inc. Series C (f) (Cost $1,721,000)	1,721	1,305,531
Convertible Bonds - 0.1%
Principal Amount
FINANCIALS - 0.1%
Capital Markets - 0.1%
GLG Partners, Inc. 5% 5/15/14 (d) (Cost $1,750,000)	$ 1,750,000	2,196,950
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	25,850,676	$ 25,850,676
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	25,979,250	25,979,250
TOTAL MONEY MARKET FUNDS (Cost $51,829,926)		51,829,926
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,639,172,170)	2,690,206,677
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(48,513,920)
NET ASSETS - 100%	$ 2,641,692,757
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,520,355 or 1.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,305,531 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Oriental Financial Group, Inc. Series C	4/29/10	$ 1,721,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,667
Fidelity Securities Lending Cash Central Fund	483,855
Total	$ 503,522
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ 25,174,938	$ 632,376	$ 8,323,234	$ -	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 375,651,117	$ 338,810,552	$ 36,840,565	$ -
Consumer Staples	180,229,757	156,070,285	24,159,472	-
Energy	334,278,485	328,788,578	5,489,907	-
Financials	466,644,875	416,630,972	47,151,303	2,862,600
Health Care	214,739,031	214,739,031	-	-
Industrials	355,876,966	355,876,966	-	-
Information Technology	396,193,108	381,070,710	15,122,398	-
Materials	285,660,779	249,787,028	35,873,751	-
Telecommunication Services	22,226,151	22,226,151	-	-
Utilities	4,679,532	4,679,532	-	-
Corporate Bonds	2,196,950	-	2,196,950	-
Money Market Funds	51,829,926	51,829,926	-	-
Total Investments in Securities:	$ 2,690,206,677	$ 2,520,509,731	$ 166,834,346	$ 2,862,600
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(73,400)
Cost of Purchases	2,936,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,862,600
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (73,400)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $2,672,357,334. Net unrealized appreciation aggregated $17,849,343, of which $300,022,904 related to appreciated investment securities and $282,173,561 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Capital Development Fund
Class O

June 30, 2010

1.804793.106

DESIIO-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.3%
Johnson Controls, Inc.	50,000	$ 1,343,500
TRW Automotive Holdings Corp. (a)	280,200	7,725,114
		9,068,614
Automobiles - 0.3%
Ford Motor Co. (a)	800,000	8,064,000
Diversified Consumer Services - 0.3%
Steiner Leisure Ltd. (a)	136,050	5,229,762
Stewart Enterprises, Inc. Class A	425,300	2,300,873
		7,530,635
Hotels, Restaurants & Leisure - 2.2%
CEC Entertainment, Inc. (a)	220,500	7,774,830
Ctrip.com International Ltd. sponsored ADR (a)	648,816	24,369,529
O'Charleys, Inc. (a)	100,000	530,000
Rick's Cabaret International, Inc. (a)(c)	100,000	789,000
Starwood Hotels & Resorts Worldwide, Inc.	120,000	4,971,600
Talwalkars Better Value Fitness Ltd.	64,757	247,807
Wyndham Worldwide Corp.	1,004,390	20,228,415
		58,911,181
Household Durables - 0.2%
La-Z-Boy, Inc. (a)(c)	400,000	2,972,000
Pulte Group, Inc. (a)	180,500	1,494,540
		4,466,540
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,000,000	2,060,000
Amazon.com, Inc. (a)	175,100	19,131,426
		21,191,426
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	418,600	17,204,460
Media - 1.6%
DIRECTV (a)	100,000	3,392,000
Omnicom Group, Inc.	100,000	3,430,000
The Walt Disney Co.	450,000	14,175,000
Viacom, Inc. Class B (non-vtg.)	254,600	7,986,802
Virgin Media, Inc.	739,500	12,342,255
		41,326,057
Multiline Retail - 1.1%
Dollarama, Inc.	100,000	2,324,926
Dollarama, Inc. (d)	381,000	8,857,968
Macy's, Inc.	500,000	8,950,000
Maoye International Holdings Ltd.	10,648,000	3,829,172
Target Corp.	100,000	4,917,000
		28,879,066
Specialty Retail - 3.0%
Belle International Holdings Ltd.	12,528,000	17,773,856
Guess?, Inc.	100,000	3,124,000
Gymboree Corp. (a)	230,000	9,823,300

	Shares	Value
Hengdeli Holdings Ltd.	9,362,000	$ 4,035,748
L'Occitane Ltd.	70,000	150,509
Ross Stores, Inc.	372,785	19,865,713
TJX Companies, Inc.	577,600	24,230,320
		79,003,446
Textiles, Apparel & Luxury Goods - 3.8%
Anta Sports Products Ltd.	2,915,000	5,247,755
China Dongxiang Group Co. Ltd.	8,335,000	5,555,718
Iconix Brand Group, Inc. (a)	1,349,081	19,386,294
Phillips-Van Heusen Corp.	364,100	16,846,907
Polo Ralph Lauren Corp. Class A	209,500	15,285,120
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	85,000	3,104,200
Steven Madden Ltd. (a)	248,602	7,835,935
VF Corp.	134,753	9,591,719
Warnaco Group, Inc. (a)	474,600	17,152,044
		100,005,692
TOTAL CONSUMER DISCRETIONARY		375,651,117
CONSUMER STAPLES - 6.8%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	450,766	21,672,518
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	582
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	11,793,100
Dr Pepper Snapple Group, Inc.	400,000	14,956,000
Grupo Modelo SAB de CV Series C	552,400	2,728,671
		51,150,871
Food & Staples Retailing - 0.5%
Drogasil SA	18,300	349,633
Wal-Mart Stores, Inc.	241,500	11,608,905
		11,958,538
Food Products - 2.6%
Alliance Grain Traders, Inc.	134,100	3,804,255
Alliance Grain Traders, Inc. (d)	550,000	15,602,837
Ausnutria Dairy Hunan Co. Ltd. Class H	1,904,000	1,162,254
Campbell Soup Co.	50,000	1,791,500
Chiquita Brands International, Inc. (a)	100,238	1,217,892
Danone	24,700	1,324,118
Diamond Foods, Inc.	285,500	11,734,050
Dole Food Co., Inc.	468,100	4,882,283
Fresh Del Monte Produce, Inc. (a)	574,545	11,628,791
Ralcorp Holdings, Inc. (a)	232,601	12,746,535
TreeHouse Foods, Inc. (a)	74,000	3,378,840
		69,273,355
Household Products - 0.3%
Procter & Gamble Co.	150,000	8,997,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.5%
Herbalife Ltd.	483,530	$ 22,266,557
Nu Skin Enterprises, Inc. Class A	665,200	16,583,436
		38,849,993
TOTAL CONSUMER STAPLES		180,229,757
ENERGY - 12.7%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	128,834	5,355,629
Ensco International Ltd. ADR	615,200	24,165,056
Helmerich & Payne, Inc.	43,900	1,603,228
Nabors Industries Ltd. (a)	608,200	10,716,484
Noble Corp.	912,200	28,196,102
Patterson-UTI Energy, Inc.	257,700	3,316,599
Schlumberger Ltd.	40,000	2,213,600
		75,566,698
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	142,000	5,124,780
Apache Corp.	160,800	13,537,752
Berry Petroleum Co. Class A	100,000	2,572,000
Chevron Corp.	471,400	31,989,204
Cimarex Energy Co.	62,455	4,470,529
ConocoPhillips	111,600	5,478,444
CONSOL Energy, Inc.	50,000	1,688,000
Devon Energy Corp.	50,000	3,046,000
EXCO Resources, Inc.	81,800	1,195,098
Exxon Mobil Corp.	952,409	54,353,985
Falkland Oil & Gas Ltd. (a)	1,507,598	5,489,907
International Coal Group, Inc. (a)(c)	1,916,700	7,379,295
Marathon Oil Corp.	1,080,900	33,605,181
Massey Energy Co.	437,000	11,951,950
Occidental Petroleum Corp.	427,600	32,989,340
OPTI Canada, Inc. (a)	2,050,000	3,446,996
Range Resources Corp.	100,000	4,015,000
Southern Union Co.	511,800	11,187,948
Southwestern Energy Co. (a)	324,000	12,519,360
Suncor Energy, Inc.	312,400	9,194,018
Sunoco, Inc.	100,000	3,477,000
		258,711,787
TOTAL ENERGY		334,278,485
FINANCIALS - 17.6%
Capital Markets - 1.1%
3W Power Holdings SA (a)	1,175,600	8,057,033
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	804,231
Bank of New York Mellon Corp.	150,000	3,703,500
Evercore Partners, Inc. Class A	80,800	1,886,680

	Shares	Value
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	$ 465,394
Janus Capital Group, Inc.	589,077	5,231,004
Jefferies Group, Inc. (c)	400,000	8,432,000
		28,579,842
Commercial Banks - 4.6%
HDFC Bank Ltd.	84,785	3,483,444
Huntington Bancshares, Inc.	1,447,600	8,019,704
PNC Financial Services Group, Inc.	290,900	16,435,850
Regions Financial Corp.	1,750,300	11,516,974
SunTrust Banks, Inc.	400,000	9,320,000
SVB Financial Group (a)	170,000	7,009,100
Toronto-Dominion Bank	235,000	15,227,373
Wells Fargo & Co.	2,009,050	51,431,680
		122,444,125
Consumer Finance - 0.5%
Capital One Financial Corp.	250,000	10,075,000
Cardtronics, Inc. (a)	223,200	2,892,672
		12,967,672
Diversified Financial Services - 4.1%
Bank of America Corp.	1,654,200	23,770,854
Citigroup, Inc. (a)	6,395,000	24,045,200
JPMorgan Chase & Co.	1,361,100	49,829,871
NBH Holdings Corp. Class A (a)(d)	146,800	2,862,600
PICO Holdings, Inc. (a)	268,989	8,061,600
		108,570,125
Insurance - 4.5%
Alterra Capital Holdings Ltd.	191,736	3,600,802
Berkshire Hathaway, Inc. Class A (a)	66	7,920,000
Genworth Financial, Inc. Class A (a)	1,000,000	13,070,000
Lincoln National Corp.	383,400	9,312,786
Loews Corp.	261,200	8,700,572
MetLife, Inc.	470,000	17,747,200
Phoenix Group Holdings	3,453,805	32,969,391
Platinum Underwriters Holdings Ltd.	98,167	3,562,480
Protective Life Corp.	146,200	3,127,218
Prudential Financial, Inc.	300,000	16,098,000
Unum Group	73,300	1,590,610
		117,699,059
Real Estate Investment Trusts - 1.4%
CBL & Associates Properties, Inc.	1,044,258	12,990,570
Hersha Hospitality Trust	2,718,686	12,288,461
Sunstone Hotel Investors, Inc. (a)	545,000	5,411,850
Vornado Realty Trust	100,362	7,321,408
		38,012,289
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	1,057,400	14,391,214
Housing Development and Infrastructure Ltd. (a)	100,000	531,673
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Iguatemi Empresa de Shopping Centers SA	344,300	$ 6,015,597
Jones Lang LaSalle, Inc.	245,700	16,127,748
		37,066,232
TOTAL FINANCIALS		465,339,344
HEALTH CARE - 8.1%
Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	57,556	2,946,292
Amgen, Inc. (a)	200,000	10,520,000
AVEO Pharmaceuticals, Inc.	66,400	469,448
ImmunoGen, Inc. (a)	99,600	923,292
Micromet, Inc. (a)	394,692	2,462,878
Talecris Biotherapeutics Holdings Corp.	230,000	4,853,000
ZIOPHARM Oncology, Inc. (a)	300,000	954,000
		23,128,910
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	15,000	1,162,950
Cooper Companies, Inc.	280,000	11,141,200
Covidien PLC	266,100	10,691,898
Hospira, Inc. (a)	65,000	3,734,250
Symmetry Medical, Inc. (a)	250,000	2,635,000
		29,365,298
Health Care Providers & Services - 3.0%
Emergency Medical Services Corp. Class A (a)	113,400	5,560,002
Express Scripts, Inc. (a)	483,072	22,714,045
Futuremed Healthcare Income Fund	380,020	3,334,166
Hanger Orthopedic Group, Inc. (a)	1,379,914	24,783,255
Henry Schein, Inc. (a)	50,000	2,745,000
Humana, Inc. (a)	37,000	1,689,790
Medco Health Solutions, Inc. (a)	295,600	16,281,648
UnitedHealth Group, Inc.	90,000	2,556,000
		79,663,906
Health Care Technology - 0.5%
Cerner Corp. (a)	162,000	12,294,180
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	120,000	5,670,000
Thermo Fisher Scientific, Inc. (a)	160,000	7,848,000
		13,518,000
Pharmaceuticals - 2.1%
Allergan, Inc.	306,200	17,839,212
Biovail Corp.	570,000	10,981,823
Mylan, Inc. (a)(c)	100,000	1,704,000
Pfizer, Inc.	200,000	2,852,000
Sanofi-Aventis sponsored ADR	481,700	14,479,902

	Shares	Value
Shire PLC sponsored ADR	60,000	$ 3,682,800
Valeant Pharmaceuticals International (a)	100,000	5,229,000
		56,768,737
TOTAL HEALTH CARE		214,739,031
INDUSTRIALS - 13.5%
Aerospace & Defense - 4.5%
Esterline Technologies Corp. (a)	325,000	15,421,250
Goodrich Corp.	105,000	6,956,250
Honeywell International, Inc.	599,567	23,401,100
Precision Castparts Corp.	143,000	14,717,560
Raytheon Co.	251,937	12,191,231
The Boeing Co.	320,000	20,080,000
United Technologies Corp.	415,200	26,950,632
		119,718,023
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	200,000	11,378,000
Airlines - 0.1%
Hawaiian Holdings, Inc. (a)	200,000	1,034,000
Building Products - 0.3%
Owens Corning (a)	266,900	7,982,979
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	100,000	2,973,000
United Stationers, Inc. (a)	180,700	9,842,729
		12,815,729
Construction & Engineering - 0.9%
Fluor Corp.	292,200	12,418,500
Furmanite Corp. (a)	1,000,000	3,970,000
Jacobs Engineering Group, Inc. (a)	103,500	3,771,540
Orion Marine Group, Inc. (a)	179,300	2,546,060
Shaw Group, Inc. (a)	10,000	342,200
		23,048,300
Electrical Equipment - 0.5%
Deswell Industries, Inc.	100,000	370,000
Fushi Copperweld, Inc. (a)	203,500	1,664,630
Regal-Beloit Corp.	172,667	9,631,365
Sensata Technologies Holding BV	122,900	1,965,171
		13,631,166
Industrial Conglomerates - 1.0%
3M Co.	100,000	7,899,000
Carlisle Companies, Inc.	310,000	11,200,300
General Electric Co.	200,000	2,884,000
Textron, Inc.	259,000	4,395,230
		26,378,530
Machinery - 1.7%
Bucyrus International, Inc. Class A	379,500	18,007,275
Caterpillar, Inc.	69,500	4,174,865
Commercial Vehicle Group, Inc. (a)	383,176	3,912,227
Cummins, Inc.	30,000	1,953,900
Hardinge, Inc.	533,240	4,543,205
Ingersoll-Rand Co. Ltd.	230,000	7,932,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	39,410	$ 1,938,972
Wabash National Corp. (a)	270,000	1,919,700
		44,382,844
Marine - 0.0%
Navios Maritime Acquisition Corp. (a)	100,000	648,000
Road & Rail - 2.7%
Arkansas Best Corp.	200,000	4,150,000
CSX Corp.	383,400	19,028,142
Norfolk Southern Corp.	488,900	25,936,145
Union Pacific Corp.	317,600	22,076,376
		71,190,663
Trading Companies & Distributors - 0.9%
Finning International, Inc.	500,000	8,280,494
Interline Brands, Inc. (a)	335,008	5,792,288
WESCO International, Inc. (a)	285,000	9,595,950
		23,668,732
TOTAL INDUSTRIALS		355,876,966
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	1,460,300	31,118,993
DG FastChannel, Inc. (a)	300,000	9,774,000
DragonWave, Inc. (a)(c)	258,600	1,549,827
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	2,722,200	29,998,644
		72,441,464
Computers & Peripherals - 3.9%
Apple, Inc. (a)	209,300	52,645,229
Hewlett-Packard Co.	1,158,300	50,131,224
		102,776,453
Electronic Equipment & Components - 0.6%
Celestica, Inc. (sub. vtg.) (a)	545,100	4,403,607
Corning, Inc.	300,000	4,845,000
Jabil Circuit, Inc.	200,000	2,660,000
SYNNEX Corp. (a)	162,900	4,173,498
		16,082,105
Internet Software & Services - 2.3%
Baidu.com, Inc. sponsored ADR (a)	271,000	18,449,680
eBay, Inc. (a)	320,000	6,275,200
Equinix, Inc. (a)	7,500	609,150
Open Text Corp. (a)	341,600	12,835,470
Rackspace Hosting, Inc. (a)	250,000	4,585,000
Sina Corp. (a)	205,000	7,228,300
Tencent Holdings Ltd.	614,700	10,184,215
		60,167,015
IT Services - 1.9%
Acxiom Corp. (a)	640,000	9,401,600
Alliance Data Systems Corp. (a)(c)	200,750	11,948,640

	Shares	Value
Convergys Corp. (a)	250,000	$ 2,452,500
Fidelity National Information Services, Inc.	470,000	12,605,400
Hewitt Associates, Inc. Class A (a)	370,000	12,750,200
		49,158,340
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.	282,100	5,941,026
Intel Corp.	451,400	8,779,730
KLA-Tencor Corp.	100,000	2,788,000
		17,508,756
Software - 2.9%
Autodesk, Inc. (a)	350,000	8,526,000
BMC Software, Inc. (a)	285,000	9,869,550
Citrix Systems, Inc. (a)	402,000	16,976,460
Longtop Financial Technologies Ltd. ADR (a)	85,101	2,757,272
MICROS Systems, Inc. (a)	300,000	9,561,000
Microsoft Corp.	599,200	13,787,592
NCsoft Corp.	30,000	4,938,183
Solera Holdings, Inc.	245,000	8,869,000
Taleo Corp. Class A (a)	114,200	2,773,918
		78,058,975
TOTAL INFORMATION TECHNOLOGY		396,193,108
MATERIALS - 10.8%
Chemicals - 1.9%
Ashland, Inc.	155,000	7,195,100
CF Industries Holdings, Inc.	55,000	3,489,750
Dow Chemical Co.	144,100	3,418,052
Huntsman Corp.	500,000	4,335,000
LyondellBasell Industries NV:
Class A (a)	568,836	9,186,701
Class B (a)	520,812	8,411,114
Methanex Corp.	70,000	1,377,577
Neo Material Technologies, Inc. (a)	2,730,600	9,182,798
The Mosaic Co.	78,393	3,055,759
		49,651,851
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	220,000	5,819,000
Metals & Mining - 8.6%
Agnico-Eagle Mines Ltd. (Canada)	363,500	22,051,411
Alcoa, Inc.	305,000	3,068,300
Barrick Gold Corp.	877,300	39,820,709
BHP Billiton PLC	303,006	7,854,138
Carpenter Technology Corp.	378,200	12,416,306
Compass Minerals International, Inc.	150,000	10,542,000
Freeport-McMoRan Copper & Gold, Inc.	141,500	8,366,895
Kinross Gold Corp.	807,800	13,810,493
Lihir Gold Ltd.	1,266,844	4,554,618
Newcrest Mining Ltd.	804,768	23,464,995
Newmont Mining Corp.	552,100	34,086,654
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	76,500	$ 2,928,420
Pan American Silver Corp.	330,000	8,342,402
Randgold Resources Ltd. sponsored ADR	225,766	21,391,329
Sherritt International Corp. (c)	805,000	4,325,396
Silver Standard Resources, Inc. (a)	539,900	9,637,216
		226,661,282
Paper & Forest Products - 0.1%
Acadian Timber Corp. (c)	610,800	3,528,646
TOTAL MATERIALS		285,660,779
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
Global Crossing Ltd. (a)	106,861	1,129,521
Qwest Communications International, Inc.	2,203,000	11,565,750
Verizon Communications, Inc.	100,000	2,802,000
		15,497,271
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	1,587,000	6,728,880
TOTAL TELECOMMUNICATION SERVICES		22,226,151
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp.	319,422	4,679,532
TOTAL COMMON STOCKS (Cost $2,583,871,244)		2,634,874,270
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Commercial Banks - 0.0%
Oriental Financial Group, Inc. Series C (f) (Cost $1,721,000)	1,721	1,305,531
Convertible Bonds - 0.1%
Principal Amount
FINANCIALS - 0.1%
Capital Markets - 0.1%
GLG Partners, Inc. 5% 5/15/14 (d) (Cost $1,750,000)	$ 1,750,000	2,196,950
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	25,850,676	$ 25,850,676
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	25,979,250	25,979,250
TOTAL MONEY MARKET FUNDS (Cost $51,829,926)		51,829,926
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,639,172,170)	2,690,206,677
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(48,513,920)
NET ASSETS - 100%	$ 2,641,692,757
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,520,355 or 1.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,305,531 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Oriental Financial Group, Inc. Series C	4/29/10	$ 1,721,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,667
Fidelity Securities Lending Cash Central Fund	483,855
Total	$ 503,522
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ 25,174,938	$ 632,376	$ 8,323,234	$ -	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 375,651,117	$ 338,810,552	$ 36,840,565	$ -
Consumer Staples	180,229,757	156,070,285	24,159,472	-
Energy	334,278,485	328,788,578	5,489,907	-
Financials	466,644,875	416,630,972	47,151,303	2,862,600
Health Care	214,739,031	214,739,031	-	-
Industrials	355,876,966	355,876,966	-	-
Information Technology	396,193,108	381,070,710	15,122,398	-
Materials	285,660,779	249,787,028	35,873,751	-
Telecommunication Services	22,226,151	22,226,151	-	-
Utilities	4,679,532	4,679,532	-	-
Corporate Bonds	2,196,950	-	2,196,950	-
Money Market Funds	51,829,926	51,829,926	-	-
Total Investments in Securities:	$ 2,690,206,677	$ 2,520,509,731	$ 166,834,346	$ 2,862,600
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(73,400)
Cost of Purchases	2,936,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,862,600
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (73,400)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $2,672,357,334. Net unrealized appreciation aggregated $17,849,343, of which $300,022,904 related to appreciated investment securities and $282,173,561 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.833435.104

ADESII-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.3%
Johnson Controls, Inc.	50,000	$ 1,343,500
TRW Automotive Holdings Corp. (a)	280,200	7,725,114
		9,068,614
Automobiles - 0.3%
Ford Motor Co. (a)	800,000	8,064,000
Diversified Consumer Services - 0.3%
Steiner Leisure Ltd. (a)	136,050	5,229,762
Stewart Enterprises, Inc. Class A	425,300	2,300,873
		7,530,635
Hotels, Restaurants & Leisure - 2.2%
CEC Entertainment, Inc. (a)	220,500	7,774,830
Ctrip.com International Ltd. sponsored ADR (a)	648,816	24,369,529
O'Charleys, Inc. (a)	100,000	530,000
Rick's Cabaret International, Inc. (a)(c)	100,000	789,000
Starwood Hotels & Resorts Worldwide, Inc.	120,000	4,971,600
Talwalkars Better Value Fitness Ltd.	64,757	247,807
Wyndham Worldwide Corp.	1,004,390	20,228,415
		58,911,181
Household Durables - 0.2%
La-Z-Boy, Inc. (a)(c)	400,000	2,972,000
Pulte Group, Inc. (a)	180,500	1,494,540
		4,466,540
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,000,000	2,060,000
Amazon.com, Inc. (a)	175,100	19,131,426
		21,191,426
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	418,600	17,204,460
Media - 1.6%
DIRECTV (a)	100,000	3,392,000
Omnicom Group, Inc.	100,000	3,430,000
The Walt Disney Co.	450,000	14,175,000
Viacom, Inc. Class B (non-vtg.)	254,600	7,986,802
Virgin Media, Inc.	739,500	12,342,255
		41,326,057
Multiline Retail - 1.1%
Dollarama, Inc.	100,000	2,324,926
Dollarama, Inc. (d)	381,000	8,857,968
Macy's, Inc.	500,000	8,950,000
Maoye International Holdings Ltd.	10,648,000	3,829,172
Target Corp.	100,000	4,917,000
		28,879,066
Specialty Retail - 3.0%
Belle International Holdings Ltd.	12,528,000	17,773,856
Guess?, Inc.	100,000	3,124,000
Gymboree Corp. (a)	230,000	9,823,300

	Shares	Value
Hengdeli Holdings Ltd.	9,362,000	$ 4,035,748
L'Occitane Ltd.	70,000	150,509
Ross Stores, Inc.	372,785	19,865,713
TJX Companies, Inc.	577,600	24,230,320
		79,003,446
Textiles, Apparel & Luxury Goods - 3.8%
Anta Sports Products Ltd.	2,915,000	5,247,755
China Dongxiang Group Co. Ltd.	8,335,000	5,555,718
Iconix Brand Group, Inc. (a)	1,349,081	19,386,294
Phillips-Van Heusen Corp.	364,100	16,846,907
Polo Ralph Lauren Corp. Class A	209,500	15,285,120
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	85,000	3,104,200
Steven Madden Ltd. (a)	248,602	7,835,935
VF Corp.	134,753	9,591,719
Warnaco Group, Inc. (a)	474,600	17,152,044
		100,005,692
TOTAL CONSUMER DISCRETIONARY		375,651,117
CONSUMER STAPLES - 6.8%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	450,766	21,672,518
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	582
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	11,793,100
Dr Pepper Snapple Group, Inc.	400,000	14,956,000
Grupo Modelo SAB de CV Series C	552,400	2,728,671
		51,150,871
Food & Staples Retailing - 0.5%
Drogasil SA	18,300	349,633
Wal-Mart Stores, Inc.	241,500	11,608,905
		11,958,538
Food Products - 2.6%
Alliance Grain Traders, Inc.	134,100	3,804,255
Alliance Grain Traders, Inc. (d)	550,000	15,602,837
Ausnutria Dairy Hunan Co. Ltd. Class H	1,904,000	1,162,254
Campbell Soup Co.	50,000	1,791,500
Chiquita Brands International, Inc. (a)	100,238	1,217,892
Danone	24,700	1,324,118
Diamond Foods, Inc.	285,500	11,734,050
Dole Food Co., Inc.	468,100	4,882,283
Fresh Del Monte Produce, Inc. (a)	574,545	11,628,791
Ralcorp Holdings, Inc. (a)	232,601	12,746,535
TreeHouse Foods, Inc. (a)	74,000	3,378,840
		69,273,355
Household Products - 0.3%
Procter & Gamble Co.	150,000	8,997,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.5%
Herbalife Ltd.	483,530	$ 22,266,557
Nu Skin Enterprises, Inc. Class A	665,200	16,583,436
		38,849,993
TOTAL CONSUMER STAPLES		180,229,757
ENERGY - 12.7%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	128,834	5,355,629
Ensco International Ltd. ADR	615,200	24,165,056
Helmerich & Payne, Inc.	43,900	1,603,228
Nabors Industries Ltd. (a)	608,200	10,716,484
Noble Corp.	912,200	28,196,102
Patterson-UTI Energy, Inc.	257,700	3,316,599
Schlumberger Ltd.	40,000	2,213,600
		75,566,698
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	142,000	5,124,780
Apache Corp.	160,800	13,537,752
Berry Petroleum Co. Class A	100,000	2,572,000
Chevron Corp.	471,400	31,989,204
Cimarex Energy Co.	62,455	4,470,529
ConocoPhillips	111,600	5,478,444
CONSOL Energy, Inc.	50,000	1,688,000
Devon Energy Corp.	50,000	3,046,000
EXCO Resources, Inc.	81,800	1,195,098
Exxon Mobil Corp.	952,409	54,353,985
Falkland Oil & Gas Ltd. (a)	1,507,598	5,489,907
International Coal Group, Inc. (a)(c)	1,916,700	7,379,295
Marathon Oil Corp.	1,080,900	33,605,181
Massey Energy Co.	437,000	11,951,950
Occidental Petroleum Corp.	427,600	32,989,340
OPTI Canada, Inc. (a)	2,050,000	3,446,996
Range Resources Corp.	100,000	4,015,000
Southern Union Co.	511,800	11,187,948
Southwestern Energy Co. (a)	324,000	12,519,360
Suncor Energy, Inc.	312,400	9,194,018
Sunoco, Inc.	100,000	3,477,000
		258,711,787
TOTAL ENERGY		334,278,485
FINANCIALS - 17.6%
Capital Markets - 1.1%
3W Power Holdings SA (a)	1,175,600	8,057,033
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	804,231
Bank of New York Mellon Corp.	150,000	3,703,500
Evercore Partners, Inc. Class A	80,800	1,886,680

	Shares	Value
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	$ 465,394
Janus Capital Group, Inc.	589,077	5,231,004
Jefferies Group, Inc. (c)	400,000	8,432,000
		28,579,842
Commercial Banks - 4.6%
HDFC Bank Ltd.	84,785	3,483,444
Huntington Bancshares, Inc.	1,447,600	8,019,704
PNC Financial Services Group, Inc.	290,900	16,435,850
Regions Financial Corp.	1,750,300	11,516,974
SunTrust Banks, Inc.	400,000	9,320,000
SVB Financial Group (a)	170,000	7,009,100
Toronto-Dominion Bank	235,000	15,227,373
Wells Fargo & Co.	2,009,050	51,431,680
		122,444,125
Consumer Finance - 0.5%
Capital One Financial Corp.	250,000	10,075,000
Cardtronics, Inc. (a)	223,200	2,892,672
		12,967,672
Diversified Financial Services - 4.1%
Bank of America Corp.	1,654,200	23,770,854
Citigroup, Inc. (a)	6,395,000	24,045,200
JPMorgan Chase & Co.	1,361,100	49,829,871
NBH Holdings Corp. Class A (a)(d)	146,800	2,862,600
PICO Holdings, Inc. (a)	268,989	8,061,600
		108,570,125
Insurance - 4.5%
Alterra Capital Holdings Ltd.	191,736	3,600,802
Berkshire Hathaway, Inc. Class A (a)	66	7,920,000
Genworth Financial, Inc. Class A (a)	1,000,000	13,070,000
Lincoln National Corp.	383,400	9,312,786
Loews Corp.	261,200	8,700,572
MetLife, Inc.	470,000	17,747,200
Phoenix Group Holdings	3,453,805	32,969,391
Platinum Underwriters Holdings Ltd.	98,167	3,562,480
Protective Life Corp.	146,200	3,127,218
Prudential Financial, Inc.	300,000	16,098,000
Unum Group	73,300	1,590,610
		117,699,059
Real Estate Investment Trusts - 1.4%
CBL & Associates Properties, Inc.	1,044,258	12,990,570
Hersha Hospitality Trust	2,718,686	12,288,461
Sunstone Hotel Investors, Inc. (a)	545,000	5,411,850
Vornado Realty Trust	100,362	7,321,408
		38,012,289
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	1,057,400	14,391,214
Housing Development and Infrastructure Ltd. (a)	100,000	531,673
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Iguatemi Empresa de Shopping Centers SA	344,300	$ 6,015,597
Jones Lang LaSalle, Inc.	245,700	16,127,748
		37,066,232
TOTAL FINANCIALS		465,339,344
HEALTH CARE - 8.1%
Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	57,556	2,946,292
Amgen, Inc. (a)	200,000	10,520,000
AVEO Pharmaceuticals, Inc.	66,400	469,448
ImmunoGen, Inc. (a)	99,600	923,292
Micromet, Inc. (a)	394,692	2,462,878
Talecris Biotherapeutics Holdings Corp.	230,000	4,853,000
ZIOPHARM Oncology, Inc. (a)	300,000	954,000
		23,128,910
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	15,000	1,162,950
Cooper Companies, Inc.	280,000	11,141,200
Covidien PLC	266,100	10,691,898
Hospira, Inc. (a)	65,000	3,734,250
Symmetry Medical, Inc. (a)	250,000	2,635,000
		29,365,298
Health Care Providers & Services - 3.0%
Emergency Medical Services Corp. Class A (a)	113,400	5,560,002
Express Scripts, Inc. (a)	483,072	22,714,045
Futuremed Healthcare Income Fund	380,020	3,334,166
Hanger Orthopedic Group, Inc. (a)	1,379,914	24,783,255
Henry Schein, Inc. (a)	50,000	2,745,000
Humana, Inc. (a)	37,000	1,689,790
Medco Health Solutions, Inc. (a)	295,600	16,281,648
UnitedHealth Group, Inc.	90,000	2,556,000
		79,663,906
Health Care Technology - 0.5%
Cerner Corp. (a)	162,000	12,294,180
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	120,000	5,670,000
Thermo Fisher Scientific, Inc. (a)	160,000	7,848,000
		13,518,000
Pharmaceuticals - 2.1%
Allergan, Inc.	306,200	17,839,212
Biovail Corp.	570,000	10,981,823
Mylan, Inc. (a)(c)	100,000	1,704,000
Pfizer, Inc.	200,000	2,852,000
Sanofi-Aventis sponsored ADR	481,700	14,479,902

	Shares	Value
Shire PLC sponsored ADR	60,000	$ 3,682,800
Valeant Pharmaceuticals International (a)	100,000	5,229,000
		56,768,737
TOTAL HEALTH CARE		214,739,031
INDUSTRIALS - 13.5%
Aerospace & Defense - 4.5%
Esterline Technologies Corp. (a)	325,000	15,421,250
Goodrich Corp.	105,000	6,956,250
Honeywell International, Inc.	599,567	23,401,100
Precision Castparts Corp.	143,000	14,717,560
Raytheon Co.	251,937	12,191,231
The Boeing Co.	320,000	20,080,000
United Technologies Corp.	415,200	26,950,632
		119,718,023
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	200,000	11,378,000
Airlines - 0.1%
Hawaiian Holdings, Inc. (a)	200,000	1,034,000
Building Products - 0.3%
Owens Corning (a)	266,900	7,982,979
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	100,000	2,973,000
United Stationers, Inc. (a)	180,700	9,842,729
		12,815,729
Construction & Engineering - 0.9%
Fluor Corp.	292,200	12,418,500
Furmanite Corp. (a)	1,000,000	3,970,000
Jacobs Engineering Group, Inc. (a)	103,500	3,771,540
Orion Marine Group, Inc. (a)	179,300	2,546,060
Shaw Group, Inc. (a)	10,000	342,200
		23,048,300
Electrical Equipment - 0.5%
Deswell Industries, Inc.	100,000	370,000
Fushi Copperweld, Inc. (a)	203,500	1,664,630
Regal-Beloit Corp.	172,667	9,631,365
Sensata Technologies Holding BV	122,900	1,965,171
		13,631,166
Industrial Conglomerates - 1.0%
3M Co.	100,000	7,899,000
Carlisle Companies, Inc.	310,000	11,200,300
General Electric Co.	200,000	2,884,000
Textron, Inc.	259,000	4,395,230
		26,378,530
Machinery - 1.7%
Bucyrus International, Inc. Class A	379,500	18,007,275
Caterpillar, Inc.	69,500	4,174,865
Commercial Vehicle Group, Inc. (a)	383,176	3,912,227
Cummins, Inc.	30,000	1,953,900
Hardinge, Inc.	533,240	4,543,205
Ingersoll-Rand Co. Ltd.	230,000	7,932,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	39,410	$ 1,938,972
Wabash National Corp. (a)	270,000	1,919,700
		44,382,844
Marine - 0.0%
Navios Maritime Acquisition Corp. (a)	100,000	648,000
Road & Rail - 2.7%
Arkansas Best Corp.	200,000	4,150,000
CSX Corp.	383,400	19,028,142
Norfolk Southern Corp.	488,900	25,936,145
Union Pacific Corp.	317,600	22,076,376
		71,190,663
Trading Companies & Distributors - 0.9%
Finning International, Inc.	500,000	8,280,494
Interline Brands, Inc. (a)	335,008	5,792,288
WESCO International, Inc. (a)	285,000	9,595,950
		23,668,732
TOTAL INDUSTRIALS		355,876,966
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	1,460,300	31,118,993
DG FastChannel, Inc. (a)	300,000	9,774,000
DragonWave, Inc. (a)(c)	258,600	1,549,827
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	2,722,200	29,998,644
		72,441,464
Computers & Peripherals - 3.9%
Apple, Inc. (a)	209,300	52,645,229
Hewlett-Packard Co.	1,158,300	50,131,224
		102,776,453
Electronic Equipment & Components - 0.6%
Celestica, Inc. (sub. vtg.) (a)	545,100	4,403,607
Corning, Inc.	300,000	4,845,000
Jabil Circuit, Inc.	200,000	2,660,000
SYNNEX Corp. (a)	162,900	4,173,498
		16,082,105
Internet Software & Services - 2.3%
Baidu.com, Inc. sponsored ADR (a)	271,000	18,449,680
eBay, Inc. (a)	320,000	6,275,200
Equinix, Inc. (a)	7,500	609,150
Open Text Corp. (a)	341,600	12,835,470
Rackspace Hosting, Inc. (a)	250,000	4,585,000
Sina Corp. (a)	205,000	7,228,300
Tencent Holdings Ltd.	614,700	10,184,215
		60,167,015
IT Services - 1.9%
Acxiom Corp. (a)	640,000	9,401,600
Alliance Data Systems Corp. (a)(c)	200,750	11,948,640

	Shares	Value
Convergys Corp. (a)	250,000	$ 2,452,500
Fidelity National Information Services, Inc.	470,000	12,605,400
Hewitt Associates, Inc. Class A (a)	370,000	12,750,200
		49,158,340
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.	282,100	5,941,026
Intel Corp.	451,400	8,779,730
KLA-Tencor Corp.	100,000	2,788,000
		17,508,756
Software - 2.9%
Autodesk, Inc. (a)	350,000	8,526,000
BMC Software, Inc. (a)	285,000	9,869,550
Citrix Systems, Inc. (a)	402,000	16,976,460
Longtop Financial Technologies Ltd. ADR (a)	85,101	2,757,272
MICROS Systems, Inc. (a)	300,000	9,561,000
Microsoft Corp.	599,200	13,787,592
NCsoft Corp.	30,000	4,938,183
Solera Holdings, Inc.	245,000	8,869,000
Taleo Corp. Class A (a)	114,200	2,773,918
		78,058,975
TOTAL INFORMATION TECHNOLOGY		396,193,108
MATERIALS - 10.8%
Chemicals - 1.9%
Ashland, Inc.	155,000	7,195,100
CF Industries Holdings, Inc.	55,000	3,489,750
Dow Chemical Co.	144,100	3,418,052
Huntsman Corp.	500,000	4,335,000
LyondellBasell Industries NV:
Class A (a)	568,836	9,186,701
Class B (a)	520,812	8,411,114
Methanex Corp.	70,000	1,377,577
Neo Material Technologies, Inc. (a)	2,730,600	9,182,798
The Mosaic Co.	78,393	3,055,759
		49,651,851
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	220,000	5,819,000
Metals & Mining - 8.6%
Agnico-Eagle Mines Ltd. (Canada)	363,500	22,051,411
Alcoa, Inc.	305,000	3,068,300
Barrick Gold Corp.	877,300	39,820,709
BHP Billiton PLC	303,006	7,854,138
Carpenter Technology Corp.	378,200	12,416,306
Compass Minerals International, Inc.	150,000	10,542,000
Freeport-McMoRan Copper & Gold, Inc.	141,500	8,366,895
Kinross Gold Corp.	807,800	13,810,493
Lihir Gold Ltd.	1,266,844	4,554,618
Newcrest Mining Ltd.	804,768	23,464,995
Newmont Mining Corp.	552,100	34,086,654
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	76,500	$ 2,928,420
Pan American Silver Corp.	330,000	8,342,402
Randgold Resources Ltd. sponsored ADR	225,766	21,391,329
Sherritt International Corp. (c)	805,000	4,325,396
Silver Standard Resources, Inc. (a)	539,900	9,637,216
		226,661,282
Paper & Forest Products - 0.1%
Acadian Timber Corp. (c)	610,800	3,528,646
TOTAL MATERIALS		285,660,779
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
Global Crossing Ltd. (a)	106,861	1,129,521
Qwest Communications International, Inc.	2,203,000	11,565,750
Verizon Communications, Inc.	100,000	2,802,000
		15,497,271
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	1,587,000	6,728,880
TOTAL TELECOMMUNICATION SERVICES		22,226,151
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp.	319,422	4,679,532
TOTAL COMMON STOCKS (Cost $2,583,871,244)		2,634,874,270
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Commercial Banks - 0.0%
Oriental Financial Group, Inc. Series C (f) (Cost $1,721,000)	1,721	1,305,531
Convertible Bonds - 0.1%
Principal Amount
FINANCIALS - 0.1%
Capital Markets - 0.1%
GLG Partners, Inc. 5% 5/15/14 (d) (Cost $1,750,000)	$ 1,750,000	2,196,950
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	25,850,676	$ 25,850,676
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	25,979,250	25,979,250
TOTAL MONEY MARKET FUNDS (Cost $51,829,926)		51,829,926
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,639,172,170)	2,690,206,677
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(48,513,920)
NET ASSETS - 100%	$ 2,641,692,757
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,520,355 or 1.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,305,531 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Oriental Financial Group, Inc. Series C	4/29/10	$ 1,721,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,667
Fidelity Securities Lending Cash Central Fund	483,855
Total	$ 503,522
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ 25,174,938	$ 632,376	$ 8,323,234	$ -	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 375,651,117	$ 338,810,552	$ 36,840,565	$ -
Consumer Staples	180,229,757	156,070,285	24,159,472	-
Energy	334,278,485	328,788,578	5,489,907	-
Financials	466,644,875	416,630,972	47,151,303	2,862,600
Health Care	214,739,031	214,739,031	-	-
Industrials	355,876,966	355,876,966	-	-
Information Technology	396,193,108	381,070,710	15,122,398	-
Materials	285,660,779	249,787,028	35,873,751	-
Telecommunication Services	22,226,151	22,226,151	-	-
Utilities	4,679,532	4,679,532	-	-
Corporate Bonds	2,196,950	-	2,196,950	-
Money Market Funds	51,829,926	51,829,926	-	-
Total Investments in Securities:	$ 2,690,206,677	$ 2,520,509,731	$ 166,834,346	$ 2,862,600
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(73,400)
Cost of Purchases	2,936,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,862,600
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (73,400)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $2,672,357,334. Net unrealized appreciation aggregated $17,849,343, of which $300,022,904 related to appreciated investment securities and $282,173,561 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 30, 2010